OMB APPROVAL

OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response: 21.09

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08415

Evergreen Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Ultra Short Opportunities Fund, for the quarter ended September 30, 2005. This one series has a June 30 fiscal year end.

Date of reporting period:            September 30, 2005

Item 1 – Schedule of Investments

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.1%
FIXED-RATE 0.8%
FHLMC:
Ser. 1650, Class J, 6.50%, 06/15/2023	$2,241,081	$2,279,437
Ser. 2106, Class ZD, 6.00%, 12/15/2028	1,771,456	1,828,553
Ser. 2480, Class EH, 6.00%, 11/15/2031	1,172,375	1,180,532

		5,288,522

FLOATING-RATE 1.3%
FHLMC:
Ser. 1476, Class F, 3.51%, 02/15/2008	40,279	39,983
Ser. 1606, Class FC, 3.66%, 11/15/2008	259,172	256,742
Ser. 1607, Class FA, 3.31%, 10/15/2013	17,723	17,333
Ser. 1625, Class FC, 3.66%, 12/15/2008	85,977	85,119
Ser. 2395, Class FA, 4.37%, 06/15/2029	431,090	434,181
Ser. 2431, Class F, 4.27%, 03/15/2032	5,053	5,102
Ser. 2826, Class SC, 7.46%, 06/15/2034	2,478,432	2,469,584
Ser. T-62, Class 1A1, 3.94%, 10/25/2044	4,680,039	4,717,900
FNMA, Ser. 1993-179, Class FB, 4.11%, 10/25/2023	228,418	227,202

		8,253,146

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $13,672,079)		13,541,668

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 9.6%
FIXED-RATE 5.6%
FHLMC:
5.50%, TBA #	12,625,000	12,810,436
6.00%, TBA #	6,250,000	6,359,375
FNMA:
5.50%, TBA #	3,125,000	3,170,900
6.50%, TBA #	3,085,000	3,175,622
7.00%, 08/01/2033 - 11/01/2033	5,300,451	5,555,974
7.50%, 01/01/2031 - 08/01/2033	4,044,928	4,299,791
8.00%, 12/01/2008	9,961	10,271
10.00%, 02/01/2031	91,837	103,963
GNMA:
4.625%, 01/20/2019	294,052	298,651
7.50%, 03/15/2007 - 04/15/2007	81,231	83,252

		35,868,235

FLOATING-RATE 4.0%
FHLMC:
5.23%, 04/01/2032 ##	4,816,006	4,952,661
5.30%, 12/01/2033 ##	7,512,596	7,696,429
FNMA:
4.45%, 03/01/2035 ##	1,520,118	1,575,556
4.77%, 01/01/2018 - 10/01/2032	10,778,005	11,113,865

		25,338,511

Total Agency Mortgage-Backed Pass Through Securities (cost $61,482,595)		61,206,746

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 2.5%
FNMA:
Ser. 2001-T4, Class A1, 7.50%, 07/25/2041	1,140,024	1,208,181
Ser. 2002-W8, Class A4, 7.00%, 06/25/2017	130,687	137,099
Ser. 2003-W2, Class 1A3, 7.50%, 07/25/2042	1,420,330	1,497,614
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2042	8,001,990	8,249,652
Ser. 2005-S001, Class 1B2, 4.68%, 09/25/2035	1,999,921	1,999,609
Ser. 2005-S001, Class 1B3, 5.03%, 09/25/2035	2,999,882	2,942,697

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $16,201,442)		16,034,852

[1]

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 8.9%
Altius Funding, Ltd., Ser. 2005, Class B, FRN, 4.15%, 12/10/2040 144A 	$10,000,000	$10,000,000
C-Bass, Ltd.:
Ser. 11A, Class D, FRN, 6.57%, 09/15/2039 144A	4,200,000	4,237,800
Ser. 13A, Class C, FRN, 4.97%, 03/17/2040 144A	1,500,000	1,501,875
Ser. 13A, Class D, FRN, 6.24%, 03/17/2040 144A	3,900,000	3,904,875
Emergent Home Equity Loan Trust, Ser. 1997-4, Class A5, 7.08%, 12/15/2028	562,631	563,588
Nautilus RMBS CDO, Ltd., Ser. 2005-1A, Class A3, FRN, 4.89%, 05/24/2035 144A 	8,500,000	8,500,000
Newcastle Investment Corp., Ser. 3A, Class 2FL, FRN, 5.08%, 09/24/2038 144A	10,000,000	10,100,000
Ocean Star plc, Ser. 2004-A, Class C, FRN, 5.03%, 11/12/2018 144A	5,800,000	5,830,740
Option One Mtge. Corp., Ser. 1996-1, Class A1, 6.90%, 04/25/2026	354,995	354,336
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 5.20%, 01/25/2035 144A	12,000,000	12,156,240

Total Asset-Backed Securities (cost $56,855,741)		57,149,454

COMMERCIAL MORTGAGE-BACKED SECURITIES 11.3%
FIXED-RATE 4.5%
Banc of America Structural Security Trust, Ser. 2002-X1, Class A3, 5.44%, 10/11/2033 144A	500,000	510,854
GE Capital Mall Fin. Corp., Ser. 1998-1A, Class B2, 7.50%, 09/13/2028 144A	5,500,000	5,782,795
GS Mtge. Securities Corp., Ser. 2003-3F, Class 2A1, 4.50%, 04/25/2033	1,129,089	1,118,207
Merrill Lynch Mtge. Trust, Ser. 2005-GGP1, Class H, 4.37%, 11/15/2010	8,600,000	8,512,437
PaineWebber Mtge. Acceptance Corp., Ser. 1996-M1, Class E, 7.66%, 01/02/2012 144A	7,550,000	7,814,543
Sawgrass Mills Trust, Ser. 2001-SGMA, Class E, 6.71%, 07/11/2011 144A	5,000,000	5,068,167

		28,807,003

FLOATING-RATE 6.8%
Banc of America Large Loan, Inc., Ser. 2005-BBA6, Class G, 4.19%, 01/15/2019 144A	2,000,000	1,992,060
Capital Trust, Ltd., Ser. 2005-1A, Class C, 4.55%, 03/20/2050 144A	3,000,000	2,999,531
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2005-CNDA, Class D, 4.42%, 08/15/2018 144A	5,000,000	4,999,985
Ser. 2005-CNDA, Class E, 4.67%, 08/15/2018 144A	4,825,228	4,825,209
GMAC Comml. Mtge. Asset Corp., Ser. 2003-SNFA, Class A, 4.59%, 01/01/2018 144A	5,522,499	5,533,666
Icon Parking Systems Comml. Mtge.:
Class E, 4.44%, 05/18/2017 	4,500,000	4,500,000
Class F, 4.54%, 05/18/2017 	4,000,000	4,000,000
Pure Mtge. plc:
Ser. 2004-1A, Class B, 4.29%, 02/28/2034 144A 	6,050,000	6,051,890
Ser. 2004-1A, Class C, 4.46%, 02/28/2034 144A 	8,150,000	8,155,094

		43,057,435

Total Commercial Mortgage-Backed Securities (cost $72,437,646)		71,864,438

CORPORATE BONDS 3.9%
FINANCIALS 3.9%
Diversified Financial Services 3.9%
BankBoston Capital Trust III, FRN, 4.62%, 06/15/2027	10,000,000	9,914,990
Emigrant Capital Trust I, FRN, 6.13%, 12/10/2033 144A	5,000,000	5,001,000
JPMorgan Chase Capital II, FRN, 4.19%, 02/01/2027	5,000,000	4,723,620
JPMorgan Chase Capital XIII, FRN, 4.97%, 09/30/2034	5,000,000	4,984,755

Total Corporate Bonds (cost $24,590,221)		24,624,365

REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 2.4%
GS Mtge. Securities Corp.:
Ser. 2001-2, Class A, 7.50%, 06/19/2032 144A	5,096,394	5,334,202
Ser. 2004-4, Class 1A2, 7.50%, 10/25/2044 144A	5,227,799	5,455,745
Nomura Asset Acceptance Corp. Reperforming Loan Trust, Ser. 2004-R2, Class A2, 7.00%, 10/25/2034 144A	4,464,286	4,610,659

Total Reperforming Mortgage-Backed Pass Through Securities (cost $15,912,371)		15,400,606

[2]

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.8%
FIXED-RATE 1.4%
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2002-26, Class 3A4, 5.85%, 10/25/2032	$364,996	$367,106
DLJ Mtge. Acceptance Corp.:
Ser. 1993-19, Class A7, 6.75%, 01/25/2024	3,300,838	3,279,832
Ser. 1997-CF2, Class B1, 7.14%, 10/15/2030 144A	2,900,000	3,016,254
Structured Asset Securities Corp., Ser. 2003-8, Class 2A3, 5.00%, 04/25/2033	456,729	455,552
Washington Mutual Mtge. Securities Corp., Ser. 2003-MS4, Class LLA3, 5.00%, 02/25/2033	1,783,908	1,773,831

		8,892,575

FLOATING-RATE 1.4%
Countrywide Home Loans, Ser. 2004-29, Class 3A1, 4.47%, 02/25/2035	1,686,654	1,684,782
GSR Mtge. Loan Trust, Ser. 2004-3F, Class 2A10, 7.34%, 02/25/2035	2,083,318	2,059,505
Indymac Index Mtge. Loan Trust, Ser. 2004-AR14, Class AX2, IO, 0.84%, 01/25/2035	133,398,175	5,169,179
Residential Accredit Loans, Inc., Ser. 2002, Class A7A, 4.23%, 09/25/2017	386,550	384,824

		9,298,290

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $18,958,140)		18,190,865

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 21.2%
FIXED-RATE 0.0%
MASTR Alternative Loan Trust, Ser. 2003-5, Class 1A1, 6.50%, 07/25/2033	44,091	44,216

FLOATING-RATE 21.2%
Bear Stearns Adjustable Rate Mtge. Trust, Ser. 2002-9, Class 2A, 5.28%, 10/25/2032	86,344	86,198
Bear Stearns Alternative Loan Trust:
Ser. 2003-5, Class 42A2, 4.44%, 12/25/2033	2,573,065	2,544,949
Ser. 2003-6, Class 4A, 5.58%, 01/25/2034	3,261,788	3,278,913
Countrywide Home Loans:
Ser. 2004-2, Class 2A1, 5.30%, 02/25/2034	4,598,142	4,587,910
Ser. 2004-23, Class A, 5.48%, 11/25/2034	16,236,892	16,587,771
Ser. 2004-HYB8, Class 5A1, 4.96%, 01/20/2035	9,216,930	9,445,417
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2002-AR17, Class 2A1, 4.53%, 12/19/2039	170,809	171,890
Ser. 2002-AR33, Class 4A1, 5.26%, 12/25/2032	9,997,954	9,990,053
Ser. 2003-AR20, Class A4, 4.63%, 08/25/2033	4,056,250	4,031,778
Ser. 2004-AR2, Class 3A1, 5.18%, 03/25/2034	2,521,538	2,514,802
DSLA Mtge. Loan Trust:
Ser. 2005-AR1, Class X2, IO, 0.86%, 03/19/2045	113,446,551	5,459,615
Ser. 2005-AR2, Class X2, IO, 0.84%, 03/19/2045	233,342,806	11,229,623
Guardian Savings & Loan Assn., Ser. 1990-4W, Class A, 6.44%, 05/25/2020	147,172	147,150
Housing Securities, Inc., Ser. 92-Sl, Class A2, 5.56%, 05/25/2016	276,442	275,852
Indymac Index Mtge. Loan Trust:
Ser. 2005-AR3, Class 4A1, 5.52%, 04/25/2035	2,403,855	2,416,408
Ser. 2005-AR8, Class AX2, IO, 0.87%, 04/25/2035	167,944,338	6,245,430
MASTR Adjustable Rate Mtge. Trust:
Ser. 2003-1, Class 2A3, 4.65%, 12/25/2032	301,853	299,747
Ser. 2004-1, Class 4A1, 6.21%, 01/25/2034	5,051,694	5,109,797
Ser. 2004-8, Class 7A1, 5.45%, 09/25/2034	5,362,916	5,384,368
Merrill Lynch Mtge. Investors, Inc., Ser. 2003-A4, Class 4A, 5.45%, 06/25/2033	4,623,107	4,646,223
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2005-7, Class 7AX, IO, 0.95%, 03/25/2035	118,912,897	2,341,098
Structured Asset Securities Corp.:
Ser. 2003-15, Class 4A, 5.46%, 04/25/2033	11,909,456	11,932,250
Ser. 2003-34A, Class 3A1, 4.87%, 11/25/2033	2,213,883	2,208,143
Ser. 2003-34A, Class 6A, 5.125%, 11/25/2033	7,428,448	7,396,610
Ser. 2003-37A, Class 5A, 5.07%, 12/25/2033	7,321,805	7,306,652
Ser. 2003-37A, Class 7A, 4.83%, 12/25/2033	211,636	212,335
Ser. 2003-40A, Class 5A, 5.55%, 01/25/2034	7,000,290	7,035,291
Ser. 2005-RM1, Class A, IO, 5.00%, 03/25/2045 144A	11,563,338	2,747,196

		135,633,469

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $138,863,189)		135,677,685

[3]

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 31.6%
FIXED-RATE 8.4%
Countrywide Alternative Loan Trust:
Ser. 2002-07, Class M, 7.00%, 08/25/2032	$4,669,554	$4,710,413
Ser. 2002-15CB, Class M, 6.50%, 11/25/2032	376,059	383,345
Ser. 2002-16, Class B1, 6.00%, 12/25/2032	2,599,401	2,608,743
Ser. 2002-18, Class M, 6.00%, 02/25/2033	4,661,959	4,685,618
Countrywide Home Loans, Ser. 2002-22, Class M, 6.25%, 10/25/2032	2,887,978	2,896,867
MASTR Resecuritization Trust:
Ser. 2004-1, 4.75%, 07/01/2033	3,060,386	2,937,014
Ser. 2004-2, 5.25%, 03/25/2034	11,091,352	10,692,757
Ser. 2004-3, 5.00%, 03/25/2034	8,133,255	7,815,549
Ser. 2005-2, 4.75%, 03/28/2034	9,636,265	9,253,825
Structured Asset Securities Corp.:
Ser. 2002-17, Class B1, 6.08%, 09/25/2032	1,693,286	1,708,359
Ser. 2002-17, Class B2, 6.08%, 09/25/2032	3,465,973	3,485,127
Ser. 2003-08, Class 1B1, 5.00%, 04/25/2018	527,964	523,339
Washington Mutual Mtge. Securities Corp., Ser. 2002-S5, Class B3, 6.39%, 09/25/2032	1,857,076	1,860,931

		53,561,887

FLOATING-RATE 23.2%
Banc of America Mtge. Securities, Inc.:
Ser. 2002-G, Class 2B3, 5.97%, 07/20/2032	1,207,446	1,205,864
Ser. 2002-K, Class B4, 6.10%, 10/20/2032 144A	590,128	590,870
Ser. 2004-G, Class B3, 4.59%, 08/25/2034	4,524,400	4,378,476
Ser. 2004-H, Class B2, 4.48%, 09/25/2034	3,873,589	3,769,314
Ser. 2004-H, Class B3, 4.48%, 09/25/2035	2,085,244	2,007,340
Ser. 2004-I, Class B3, 4.56%, 10/25/2035	1,937,675	1,865,807
Countrywide Home Loans:
Ser. 2004-HYB8, Class 1B1, 5.23%, 01/20/2035	4,208,895	4,152,667
Ser. 2004-HYB8, Class 1B2, 5.23%, 01/20/2035	3,218,920	3,078,344
Ser. 2004-HYB8, Class 1M2, 5.23%, 01/20/2035	2,446,939	2,464,049
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-AR05, Class 1A2, 4.88%, 01/25/2033	169,246	169,421
Ser. 2003-AR05, Class 2A3, 5.17%, 01/25/2033	480,465	471,907
Ser. 2003-AR09, Class IA3, 5.00%, 03/25/2033	221,167	222,680
Ser. 2003-AR15, Class 2A2, 4.82%, 06/25/2033	1,610,197	1,593,267
Ser. 2003-AR18, Class 2A4, 4.76%, 07/25/2033	706,018	702,302
Ser. 2003-AR24, Class 2A4, 4.83%, 09/25/2033	4,660,800	4,752,618
Ser. 2003-AR26, Class 9M1, 4.68%, 10/25/2033	4,648,500	4,734,451
Ser. 2003-AR28, Class 6M1, 4.68%, 12/25/2033	8,281,000	8,431,217
Harborview Mtge. Loan Trust:
Ser. 2004-7, Class B2, 5.26%, 11/19/2034	2,240,197	2,257,850
Ser. 2004-7, Class B3, 5.26%, 11/19/2034	5,790,172	5,798,683
Ser. 2005-8, Class 2B3, 5.37%, 02/19/2035	6,991,464	7,030,790
Ser. 2005-8, Class 2B4, 5.37%, 02/19/2035	5,782,939	5,544,393
Lehman Structured Securities Corp.:
Ser. 2004-2, Class M-2, 5.67%, 02/28/2033 144A	8,256,873	8,241,382
Ser. 2004-2, Class M-3, 5.67%, 02/28/2033 144A	10,349,766	10,242,137
MASTR Adjustable Rate Mtge. Trust:
Ser. 2004-1, Class B3, 5.60%, 02/25/2034	3,977,647	4,002,950
Ser. 2004-15, Class B3, 4.93%, 12/25/2034	4,250,365	4,131,695
MortgageIT Trust:
Ser. 2005-4, Class B1, 4.93%, 10/25/2035	994,258	994,103
Ser. 2005-4, Class B2, 5.58%, 10/25/2035	994,258	994,103
Ser. 2005-4, Class M3, 4.40%, 10/25/2035	2,982,775	2,982,309
Ser. 2005-4, Class M4, 4.48%, 10/25/2035	1,596,779	1,596,529
[4]

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
Structured Adjustable Rate Mtge. Loan Trust:
Ser. 2004-14, Class B6, 4.89%, 10/25/2034	$6,361,330	$6,116,927
Ser. 2004-16, Class B6, 5.29%, 11/25/2034	7,511,193	7,298,025
Structured Asset Mtge. Investments, Inc., Ser. 2003-AR2, Class B1, 4.79%, 12/19/2033	3,000,000	3,036,560
Structured Asset Securities Corp.:
Ser. 2002-8A, Class B1, 5.76%, 05/25/2032	5,829,618	5,961,666
Ser. 2003-22A, Class B1, 5.10%, 06/25/2033	11,933,911	11,920,714
Washington Mutual Mtge. Securities Corp.:
Ser. 2004-AR2, Class B1, 4.27%, 04/25/2044	8,034,213	8,049,719
Ser. 2004-AR2, Class B2, 4.27%, 04/25/2044	6,962,055	6,949,175
Wells Fargo Mtge. Backed Securities Trust, Ser. 2003-B, Class B1, 5.14%, 02/25/2033	777,907	776,002

		148,516,306

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $203,506,020)		202,078,193

YANKEE OBLIGATIONS-CORPORATE 4.0%
FINANCIALS 4.0%
Diversified Financial Services 4.0%
Preferred Term Securities, Ltd., FRN:
5.46%, 06/24/2034 144A	10,000,000	10,165,400
5.51%, 12/24/2033 144A	14,900,000	15,143,764

Total Yankee Obligations-Corporate (cost $24,905,522)		25,309,164

	Shares	Value

PREFERRED STOCKS 1.6%
FINANCIALS 1.6%
Thrifts & Mortgage Finance 1.6%
Fannie Mae (cost $10,106,500)	180,000	9,911,250

SHORT-TERM INVESTMENTS 1.9%
MUTUAL FUND SHARES 1.9%
Evergreen Institutional Money Market Fund ø ## (cost $11,952,659)	11,952,659	11,952,659

Total Investments (cost $669,444,125) 103.8%		662,941,945
Other Assets and Liabilities (3.8%)		(24,056,582)

Net Assets 100.0%		$638,885,363

[5]

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
CDO	Collateralized Debt Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IO	Interest Only
MASTR	Mortgage Asset Securitization Transactions, Inc.
TBA	To Be Announced

On September 30, 2005, the aggregate cost of securities for federal income tax purposes was $669,444,125. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,575,878 and $8,078,058, respectively, with a net unrealized depreciation of $6,502,180.

[6]

Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: November 28, 2005

By: /s/ Kasey Phillips —————————————— Kasey Phillips Principal Financial Officer Date: November 28, 2005